Basis for Preparation	12 Months Ended
Dec. 31, 2025
Basis for Preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]	Basis for preparation
a.Compliance statement
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards – Accounting Standards as issued by International Accounting Standards Board (“IFRS-Accounting Standards”).
These reclassifications were exclusively related to the presentation and arrangement of information and did not affect the recognition or measurement criteria of the reported balances. Accordingly, there was no material impact on the financial statements, which remain comparable between the periods presented. Further explanations for each reclassification were provided in footnotes throughout the notes.
These consolidated financial statements were authorized for issuance by the Company’s Board of Directors meeting on April 28, 2026.
b.Functional and presentation currency
These consolidated financial statements are presented in Brazilian reais (BRL or R$). The functional currency of the Group companies is shown in note 4a, reflecting the currency in which the prices of goods and services are determined and generally settled. All values have been rounded to the nearest thousand, unless otherwise indicated.
c.Use of estimates and judgments
In preparing the consolidated financial statements, Management used judgments, estimates and assumptions that affect the application of the Group's accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Estimates and assumptions are reviewed continuously and the impacts of changes in estimates are recognized prospectively. The key significant judgments made by management in applying the Group's accounting policies and the sources of uncertainty in the estimates are described below:
Judgments
Information about the judgments made in the application of accounting policies that have the most relevant effects on the amounts recognized in financial statements are included in the following notes:
•Basis for consolidation (see note 4a): whether Inter&Co has de facto control over an investee;
•Classification of financial assets (see notes 6 and 7): assessment of whether financial assets comply with the sole payment of principal and interest (SPPI test) criteria and the business model in which the assets are managed (amortized cost, fair value through other comprehensive income or fair value through profit or loss); and
•Equity accounted investees method: whether Inter&Co has significant influence over an investee.
Estimates
The estimates present a significant risk and may have a material adjustment to the carrying amounts and liabilities in the next financial year, and are shown below:
•Classification of financial assets (see notes 6 and 7): evaluation of the business model in which the assets are held and evaluation of whether the contractual terms of the financial asset relate only to payments of principal and interest (SPPI test);
•Business combinations (see note 4b): determination of the fair values of assets acquired and liabilities assumed in business combinations;
•Impairment test of intangible assets and goodwill (see note 14): projections of future cash flows derived from management‑approved budgets and business plans, growth rates applied beyond the forecast period, discount rate reflecting current market assessments of the time value of money and the risks specific to each CGU, and an assessment of the existence of internal or external indicators of impairment;
•Deferred tax asset (see note 32): the expected realization of the deferred tax asset is based on projected future taxable income and other technical studies;
•Expected credit loss (see notes 12d and 21): the measurement of expected credit loss on assets measured at amortized cost and fair value through other comprehensive income (FVOCI) requires the use of complex quantitative models and assumptions about future economic conditions and credit behavior. Several significant judgments are also needed to apply the accounting requirements for measuring expected credit loss, such as: determining the criteria to evaluate the significant increase in credit risk; selecting quantitative models; and establishing different prospective scenarios and their weighting, and others; and
•Provisions (see note 21): recognition and measurement of provisions, including the provision for legal proceedings. The main assumptions considered refer to the probability and magnitude of outflows of resources.